Employee Benefit Plan - Schedule of Weighted Average Actuarial Assumptions used to Determine Benefit Obligations (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Weighted Average Actuarial Assumptions used to Determine Benefit Obligations [Abstract]
Discount rate	7.38%	7.15%	7.22%	7.08%
Rate of increase in compensation levels	12.50%	12.50%	12.50%	15.00%